Cover	Mar. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2026
Entity File Number	000-55979
Entity Registrant Name	AI Era Corp.
Entity Central Index Key	0001605331
Entity Tax Identification Number	37-1740351
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	144 Main Street
Entity Address, City or Town	Mt. Kisco
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10549
City Area Code	(917)
Local Phone Number	336-2398
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false